FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Narrative - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Narrative [Line Items]
Financial assets at fair value through profit or loss	£ 171,626	£ 160,189
Assets and liabilities held in unconsolidated collective investment vehicles	55,235	38,177
Types of insurance contracts
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Narrative [Line Items]
Financial assets at fair value through profit or loss	£ 145,905	£ 136,855